Restructuring	6 Months Ended
Jun. 30, 2016
Restructuring
4. Restructuring

Restructuring Charges

A restructuring charge of $4.1 million was recognized during the three months ended June 30, 2016 under a restructuring plan adopted following a review by the company of its operations.  The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization.

Details of the restructuring charge recognized in the three and six months ended 30 June 2016 are as follows;

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)

Restructuring charges	$4,094	-	$4,094	-

Total	$4,094	-	$4,094	-

Details of the movement in the restructuring charge recognized in the three and six months ended 30 June 2016 are as follows;

Workforce reductions
(in thousands)
Initial restructuring charge recorded	$4,094
Cash payments	$(901)
Foreign exchange movement	-

Provision at June 30, 2016	$3,193